Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Summary of Prepaid Expenses and Other Current Assets

	As of December 31,
	2016	2017
	RMB	RMB
Deferred IPO expense	—	13,268
Value-added tax	—	13,170
Short-term loans provided (a)	—	11,857
Advances to suppliers	1,229	5,128
Other receivables	2,418	4,656
Rental deposits	2,316	1,969
Prepaid expenses	2,715	1,014
Total	8,678	51,062

(a)	During the year ended December 31, 2017, the Group provided short-term loans to third parties within one year maturity.